Compensation and benefits (Details) - CHF (SFr) SFr in Millions	3 Months Ended			6 Months Ended
	Jun. 30, 2020	Mar. 31, 2020	Jun. 30, 2019	Jun. 30, 2020	Jun. 30, 2019
Compensation and benefits
Salaries and variable compensation	SFr 2,234	SFr 1,909	SFr 2,161	SFr 4,143	SFr 4,331
Social security	172	168	187	340	346
Other	188	239	197	427	386
Compensation and benefits	2,594	2,316	2,545	4,910	5,063
Defined Benefit Plan, Service Cost	55	54	68	109	135
Defined benefit and defined contribution
Compensation and benefits
Defined Benefit Plan, Service Cost	113	SFr 150	112	263	220
Bank
Compensation and benefits
Salaries and variable compensation				3,711	3,900
Social security				293	301
Other				416	408
Compensation and benefits	SFr 2,363		SFr 2,305	4,420	4,609
Bank | Defined benefit and defined contribution
Compensation and benefits
Defined Benefit Plan, Service Cost				272	256
Bank | International
Compensation and benefits
Defined Benefit Plan, Service Cost				SFr 8	SFr 8